Accounts Payable, Accrued Expenses And Other Liabilities (Schedule Of Accrued Expenses And Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable, Accrued Expenses And Other Liabilities [Abstract]
Accounts payable and accrued expenses	$ 417,892	$ 349,632
Deferred revenue	463,167	391,573
Accrued interest	310,739	318,967
Guarantees (Note 29)	47,380	133,500
Derivative liabilities (Note 12)	21	2,208
Accounts payable, accrued expenses and other liabilities	$ 1,239,199	$ 1,195,880